 As filed with the U.S. Securities and Exchange Commission on October 7, 2013
Registration No. 333-179571

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File No 811-8329

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 2 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 49 [X]

John Hancock Life Insurance Company of New York Separate Account B

(Exact Name of Registrant)

John Hancock Life Insurance Company of New York

(Name of Depositor)

197 Clarendon Street
Boston, MA 02116

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company of New York
U.S. INSURANCE LAW
JOHN HANCOCK PLACE
BOSTON, MA 02117

(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on April 29, 2013 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

The purpose of this amendment to the registration statement is solely to file the prospectus supplement that is included in this amendment. The Registrant's prospectus and Statement of Additional Information, dated April 29, 2013, filed with the Commission on April 25, 2013, are hereby incorporated by reference.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Supplement Dated October 7, 2013

To

Prospectuses Dated April 29, 2013

This supplement is intended for distribution with prospectuses dated April 29, 2013 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Protection Variable Universal Life Protection VUL 2012 Survivorship Variable Universal Life	Majestic Performance VUL

Portfolio Additions

If you purchased the Extended No Lapse Guarantee Rider when you purchased your policy, then, effective at the close of business on December 6, 2013, the list of investment accounts on the first page of the prospectus is updated to reflect the addition of the Lifestyle Aggressive PS, Lifestyle Balanced PS, Lifestyle Conservative PS, Lifestyle Growth PS and Lifestyle Moderate PS portfolios to your policy. These portfolios will not be available for policies issued after April 30, 2014.

We add the following disclosure to the Portfolio Annual Expenses table:

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses
Lifestyle Aggressive PS1,2,3	0.04%	0.00%	0.23%	0.42%	0.69%
Lifestyle Balanced PS2,3,4	0.04%	0.00%	0.06%	0.74%	0.84%
Lifestyle Conservative PS2,3,4	0.04%	0.00%	0.15%	0.69%	0.88%
Lifestyle Growth PS2,3,4	0.04%	0.00%	0.06%	0.77%	0.87%
Lifestyle Moderate PS2,3,4	0.04%	0.00%	0.11%	0.72%	0.87%

[1]	“Total Fund Operating Expenses” have been estimated for the portfolio’s first fiscal year of operations.
[2]	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the portfolio’s investment in underlying funds (each an “Acquired Fund”) and are included in the portfolio’s “Total Fund Operating Expenses.” The “Total Fund Operating Expenses” shown for the Lifestyle Balanced PS, Lifestyle Conservative PS, Lifestyle Growth PS and Lifestyle Moderate PS portfolios may not correlate to the portfolio’s ratio of expenses to average net assets shown in the financial highlights section of the prospectus for the portfolio, which does not include “Acquired Fund Fees and Expenses.” For more information, please refer to the prospectus for the underlying portfolio.
[3]	John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to limit “Other Expenses” to 0.04%. “Other Expenses” consist of operating expenses of the portfolio excluding advisory and 12b-1 fees, short dividend, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expense and other extraordinary expenses not incurred in the ordinary course of business. JHIMS’ obligation to provide this waiver or reimbursement expires on April 30, 2015 unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this expense reimbursement. If this expense reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolios would be as indicated below. For more information, please refer to the prospectus for the underlying portfolio.

Portfolio	Total Fund Operating Expenses
Lifestyle Aggressive PS	0.50%
Lifestyle Balanced PS	0.82%
Lifestyle Conservative PS	0.77%
Lifestyle Growth PS	0.85%
Lifestyle Moderate PS	0.80%

[4]	For portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

1

We add the following disclosure to the Table of Investment Options and Investment Subadvisers:

Portfolio	Portfolio Manager	Investment Objective
Lifestyle Aggressive PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek long-term growth of capital. The portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and up to 10% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds include exchange traded funds and the portfolio may invest a significant portion of its assets in exchange-traded funds.
Lifestyle Balanced PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying funds may include exchange-traded funds and the portfolio may invest a significant portion of its assets in exchange-traded funds.

Lifestyle Conservative PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek a high level of current income with some consideration given to growth of capital. The portfolio operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange-traded funds and the portfolio may invest a significant portion of its assets in exchange-traded funds.

Lifestyle Growth PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange- traded funds and the portfolio may invest a significant portion of its assets in exchange-traded funds.

2

Portfolio	Portfolio Manager	Investment Objective

Lifestyle Moderate PS	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. The portfolio operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange-traded funds and the portfolio may invest a significant portion of its assets in exchange-traded funds.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

333-131299
333-141692 333-157212 333-179570 333-132905 333-141693 333-157213 333-179571

VLI ProdSupp VL(ENLG) 10/2013

3

PART C
OTHER INFORMATION

Item 26. Exhibits

The following exhibits are filed as part of this Registration Statement:

(a) Resolution of Board of Directors establishing Separate Account B is incorporated by reference to post-effective amendment number 1, file number 333-157213, filed with the Commission in April 2010.

(b) Not applicable.

(c) (1) Underwriting and Distribution Agreement between John Hancock Life Insurance Company of New York and John Hancock Distributors LLC dated December 1, 2009, incorporated by reference to pre-effective amendment number 1 file number 333-157213, filed with the Commission in April 2010.

(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York and John Hancock Distributors LLC effective August 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission in April 2011.

(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to post-effective amendment number 1, file number 333-179571, filed with the Commission on April 25, 2013.

(d)(1) Specimen Flexible Premium Variable Universal Life Insurance policy, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(2) Specimen Disability Payment of Specified Premium Rider, incorporated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(3) Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(4) Specimen Cash Value Enhancement Rider, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(5) Specimen Overloan Protection Rider, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(6) Specimen Accelerated Benefit Rider, incorporated by reference to the initial registration statement, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(7) Specimen Entended No-Lapse Guarantee Rider, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(8) Specimen Alternative Cash Value Rider, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(e) Specimen policy application, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(f) (1) Declaration of Intention and Charter of First North American Life Assurance Company dated January 30, 1992, incorporated by reference to post-effective amendment number 7, file number 33-46217, filed with the Commission on February 25, 1998.

(a) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company dated March 6, 1992, incorporated by reference to post-effective amendment number 7, file number 33-46217, filed with the Commission on February 25, 1998.

(b) Certificate of Amendment of the Declaration of Intention and Charter of the The Manufacturers Life Insurance Company of New York dated October 1, 1997, incorporated by reference to post-effective amendment number 7, file number 33-46217, filed with the Commission on February 25, 1998.

(c) Certificate of Amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York dated January 1, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-127543, filed with the Commission on November 16, 2005.

(d) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated July 26, 2006, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in Apirl, 2007.

(e) Certificate of Amendment of the Declaration of Intention and Charter approved on August 20, 1997, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(f) Certificate of Amendment of the Declaration of Intention and Charter approved on August 28, 2002, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(g) Certificate of Amendment of the Declaration of Intention and Charter approved on November 20, 2009, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(2) By-laws of the John Hancock Life Insurance Company of New York (formerly, The Manufacturers Life Insurance Company of New York), incorporated by reference to Exhibit (6)(B) to post-effective amendment No. 7 file number 33-46217 filed with the Commission on February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(a) Amendment to the By-Laws and Charter of John Hancock Life Insurance Company of New York dated November 17, 2005, incorporated by reference to post-effective amendment number 1 file number 333-131134 filed with the Commission in Apirl, 2007.

(b) Amended and Restated By-Laws of John Hancock Life Insurance Company of New York dated December 14, 2010, incorpoated by reference to pre-effective amendment no. 1, file number 333-179571, filed with the Commission in May, 2012.

(g) Specimen reinsurance agreement, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission in April, 2013.

(h) (1) Participation Agreement among The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.

(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(i) (1) Administrative Services Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York (formerly, The Manufacturers Life Insurance Company of New York) dated January 1, 2001, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in Apirl, 2007.

(a) Amendment No. 1 to Administrative Services Agreement between John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York effective May 1, 2005, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in Apirl, 2007.

(2) Investment Services Agreement between John Hancock Life Insurance Company of New York (formerly, The Manufacturers Life Insurance Company of New York) and The Manufacturers Life Insurance Company dated October 1, 1997, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in Apirl, 2007.

(a) Amendment No. 1 to Investment Services Agreement between John Hancock Life Insurance Company of New York (formerly, The Manufacturers Life Insurance Company of New York) and The Manufacturers Life Insurance Company dated August 31, 2000, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in Apirl, 2007.

(j) Not Applicable.

(k) Opinion and consent of counsel regarding the legality of the securities being registered, incorporated by reference to pre-effective amendment no.1, file number 333-179571, filed with the Commission in May, 2012.

(l) Not Applicable.

(m) Not Applicable.

(n) Consents of Independent Registered Public Accounting Firm are filed herewith.

(n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment to be filed pursuant to Rule 485(b), filed herewith.

(o) Not Applicable.

(p) Not Applicable.

(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies, incorporated by reference to pre-effective amendment number 1, file number, 333-33504 filed with the Commission on May 3, 2001.

(i) Powers of Attorney for Craig Bromley, Thomas Borshoff, Paul M. Connolly, Michael Doughty, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John Vrysen, incorporated by reference to post-effective amendment number 1, file number 333-179571, filed with the Commission on April 25, 2013.

Item 27. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK

Name and Principal Business Address	Position with Depositor
Directors
Craig Bromley 601 Congress Street Boston, MA 02210	Director, Chairman and President
Thomas Borshoff 536 Stone Road Pittsford, NY 14534	Director
Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director
Michael Doughty 197 Clarendon Street Boston, MA 02116	Director
Ruth Ann Fleming 205 Highland Avenue Short Hills, NJ 07078	Director
James D. Gallagher 601 Congress Street Boston, MA 02210	Director, Executive Vice President, General Counsel and Chief Administrative Officer
Scott S. Hartz 197 Clarendon Street Boston, MA 02116	Director, Executive Vice President and Chief Investment Officer
Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243	Director
John G. Vrysen 601 Congress Street Boston, MA 02210	Director

Executive Vice Presidents
Marc Costantini*
James D. Gallagher*	and General Counsel
Michael Doughty**
Steven Finch**	and Chief Financial Officer
Scott S. Hartz**	and Chief Investment Officer – US Investments
Hugh McHaffie*

Senior Vice Presidents
Kevin J. Cloherty*
Barry Evans
Peter Gordon**
Allan Hackney*	and Chief Information Officer
Brian Heapps

Name and Principal Business Address	Position with Depositor
Gregory Mack†
Janis K. McDonough
Steven Moore	and Treasurer
Sebastian Pariath
James O’Brien
Alan R. Seghezzi**
Anthony Teta**
Brooks Tingle**

Vice Presidents
Emanuel Alves*	Counsel and Corporate Secretary
John C.S. Anderson**
Roy V. Anderson*
Abigail M. Armstrong
Kevin Askew
Arnold Bergman*
Ann E. Birle
Stephen J. Blewitt**
Robert Boyda*
David Campbell
Bob Carroll**
Brian Collins*
Art Creel*
John J. Danello*
Anthony J. Della Piana**
Brent Dennis**
Robert Donahue*****
Edward Eng****
Paul Gallagher**
Ann Gencarella**
Richard Harris***	and Appointed Actuary
John Hatch*
Eugene Xavier Hodge, Jr.**
James C. Hoodlet**
Roy Kapoor****
Mitchell Karman**	and Chief Compliance Officer & Counsel
Frank Knox*	and Chief Compliance Officer – Retail Funds/Separate
Accounts**
Hung Ko	Vice President, Treasury
Cynthia Lacasse**
Denise Lang***
Robert Leach*
Scott Lively*
Nathaniel I. Margolis**
Cheryl Mallett****
John Maynard*
Karen McCafferty
Scott A. McFetridge**
William McPadden**
Maureen Milet**	and Chief Compliance Officer – Investments
Peter J. Mongeau**
Scott Morin*
Scott Navin**
Betty Ng***
Nina Nicolosi*
Jacques Ouimet**
Gary M. Pelletier**
Tracey Polsgrove
Krishna Ramdial****	Vice President, Treasury

Name and Principal Business Address	Position with Depositor
S. Mark Ray**
Jill Rebman***
George Revoir*
Mark Rizza*
Andrew Ross****
Lisa Anne Ryan
Thomas Samoluk*
Martin Sheerin*
Gordon Shone*
Rob Stanley*
Tony Todisco*****
Simonetta Vendittelli*****	and Controller
Peter de Vries†††
Linda A. Watters*
Joseph P. Welch**
Jeffery Whitehead*
Henry Wong**
Leo Zerilli

Assistant Vice Presidents
Cathy Addison
Joanne Adkins
Stacey Agretelis
Patricia L. Allison
Eynshteyn Averbukh
Jack Barry
Naomi S. Bazak
P.J. Beltramini
William D. Bertrand
Daniel C. Budde
Jennifer Toone Campanella
Suzanne Cartledge
Tabitha Chinniah
Catherine Collins
Thomas D. Crohan
Diane Cronin
Jaime Hertel Dasque
Lorn C. Davis
Todd D. Emmel
Allan M. Fen
Paul A. Fishbin
Michael A. Foreman
Arthur Francis
Philip W. Freiberger
Scott B. Garfield
John M. Garrison
Keith Gendron
William A. Gottlieb
Gerald C. Hanrahan, Jr.
Teresa S. Hayes
Charles Whitney Hill
Recep C. Kendircioglu
Robert J. Keough
Bruce Kinna
Patty Kisielis
Sally Kwan
Brigitte Labreche
Mei-Ling Lee
Thomas Loftus

Name and Principal Business Address	Position with Depositor
Jennifer Lynn
Timothy J. Malik
Robert Maulden
Kathleen E. McDonough
Reid W. McLay
Pamela Memishian
John P. Monahan
Jeffrey Nataupsky
Geoffrey Norris
John O’Connor
Jeffrey Packard
E. David Pemsteim
Charlie Philbrook	and Chief Risk Officer
David Pickett
Michael A. Pirrello
Malcolm Pittman
David P. Previte
Malcolm Quinn
Hilary Quosai
John Retsos
Kathryn Riley
Josephine M. Rollka
Timothy A. Roseen
Louise Santosuosso
Eileen Schindler	and Chief Accountant
Mark Shannon
Michael L. Short
Susan Simi
Debbie Stickland
Maura Swan
Michael Traynor
Joan Marie Uzdavinis
Hang T. Vu
John Wallace
Sean A. Williams
Sameh Youssef
Paolo Zadra

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02116

***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 380 Stuart Street, Boston, MA 02116

†Principal Business is 6400 Sheridan Drive, Williamsville, NY 14221

††Principal Business is 2001 Butterfield Road, Downers Grove, Illinois 60515

†††Principal Business is 200 Berkeley Street, Boston, MA 02116

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor’s variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.

On the effective date of the registration statement, the Company and its affilates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2012

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
35.19%
John Hancock Investment Management Services, LLC(2) (Delaware)
54.29%
4.76%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
NAL Resources Management Limited (Canada)
Manulife Bank of Canada (Canada)
Manulife Canada Ltd. (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIG Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
83.5%
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Holdings Limited (England)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
PT Asuransi Jiwa Manulife Indonesia(1) (Indonesia)
95%
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
95.1%
99.9999%
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Investments Japan Limited
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad* (Malaysia)
59.45%
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Asset Management Services Berhad (Malaysia)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
(2) The remaining 4.76% equity of John Hancock Investment Management Services, LLC is held by John Hancock Retirement Plan Services LLC

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 29. Indemnification

The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless John Hancock Distributors LLC and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Separate Account S	Principal Underwriter
John Hancock Variable Life Separate Account U	Principal Underwriter
John Hancock Variable Life Separate Account V	Principal Underwriter
John Hancock Variable Life Separate Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distibutors LLC and the following comprise the Board of Managers and Officers of John Hancock Distributors LLC.

Name	Title
Michael Doughty**	Chairman, Director
Arthur Creel	Director
Edward Eng***	Director, Vice President, Product Development Retirement Plan Services
Steven Finch*	Director
Al Seghezzi**	Director
Christopher Walker***	Director, Vice President, Investments
Emanuel Alves*	Secretary
Steven Moore****	Senior Vice President, Treasurer
Brian Collins*	Vice President, US Taxation
Kris Ramdial****	Vice President, Treasury
Jeffrey H. Long*	Chief Financial Officer and Financial Operations Principal
Kathleen Petit**	Chief Compliance Officer

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02116

***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

(c) John Hancock Distributors LLC

The information contained in the section titled “Principal Underwriter and Distributor” in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).

Item 31. Location of Accounts and Records

The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, canceled stock certificates. John Hancock (at the same address), in its capacity as Registrant’s depositor, and John Hancock Life Insurance Company of New York (at the same address), in its capacities as Registrant’s investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

Item 32. Management Services

All management services contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.

John Hancock Life Insurance Company of New York hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 7th day of October, 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK

John Hancock Life Insurance Company of New York Separate Account B

(Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK

By: /s/ Craig Bromley

Craig Bromley
Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK

(Depositor)

By: /s/ Craig Bromley

Craig Bromley

Principal Executive Officer

Signatures

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 7th day of October, 2013.

Signatures	Title
/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller

/s/ Steven Finch Steven Finch	Executive Vice President and Chief Financial Officer

* Craig Bromley	Director

* Thomas Borshoff	Director

* Paul M. Connolly	Director

* Ruth Ann Fleming	Director

* Michael Doughty	Director

* James D. Gallagher	Director

* Scott S. Hartz	Director

* Rex E. Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney